CAPITAL AND RESERVES - Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CAPITAL AND RESERVES
Net earnings (loss) for the year	$ 36,620	$ (16,453)
Weighted average number of ordinary shares outstanding	182,905,004	181,208,295
Diluted weighted average number of common shares outstanding	183,881,917	181,208,295
Earnings (loss) per share
Basic (in dollar per share)	$ 0.20	$ (0.09)
Diluted (in dollar per share)	$ 0.20	$ (0.09)
Stock Options
CAPITAL AND RESERVES
Dilutive effect of share options on number of ordinary shares	955,963
RSU's
CAPITAL AND RESERVES
Dilutive effect of share options on number of ordinary shares	20,950